Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 25,596,972	$ 26,928,439	$ 18,340,249
Cost of sales	(9,683,748)	(10,281,922)	(7,583,127)
Gross profit	15,913,224	16,646,517	10,757,122
Expenses
Salaries, wages and benefits	21,691,774	20,885,044	10,313,803
Sales and marketing	1,377,255	1,536,420	3,166,788
Research and development	3,179,353	1,078,164	498,099
General and administration	8,538,854	5,741,872	3,294,550
Professional and consulting fees	9,085,436	8,886,341	4,351,812
Share-based compensation	1,867,915	1,454,235	1,468,361
Depreciation and amortization	8,924,812	6,778,100	4,044,143
Total expenses	54,665,399	46,360,176	27,137,556
Operating loss	38,752,175	29,713,659	16,380,434
Other expenses (income)
Finance costs	8,618,794	6,033,510	3,217,500
Foreign exchange loss (gain)	(267,294)	1,198,372	494,404
Business acquisition costs and other expenses	346,420	1,811,682	9,880,170
Impairment			600,657
Fair value loss on derivatives	6,040,121
Other income	(7,126,097)	(2,932,342)	(167,913)
Loss before tax	46,364,119	35,824,881	30,405,252
Current tax expense (recovery)	157,303	(295,709)	181,895
Deferred tax (recovery) expense	(1,822,109)	(668,209)	(2,692,313)
Net loss for the year	44,699,313	34,860,963	27,894,834
Other comprehensive (income) loss
Foreign subsidiary translation differences	69,460	(1,209,006)	(607,302)
Comprehensive loss for the year	44,768,773	33,651,957	27,287,532
Net loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	44,329,707	36,870,267	29,839,342
Non-controlling interest	369,606	(2,009,304)	(1,944,508)
Net loss for the year	44,699,313	34,860,963	27,894,834
Comprehensive loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	44,427,305	35,563,921	29,431,628
Non-controlling interest	341,468	(1,911,964)	(2,144,096)
Comprehensive loss for the year	$ 44,768,773	$ 33,651,957	$ 27,287,532
Loss per share attributable to mCloud shareholders – basic and diluted	$ 3.73	$ 5.07	$ 7.30
Weighted average number of common shares outstanding - basic and diluted	11,898,183	7,272,464	4,085,322